Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 62,189	¥ 42,630
Aggregate amortization expense	49,741	52,015	46,160
Estimated amortization expense for intangible assets, 2015	41,498
Estimated amortization expense for intangible assets, 2016	32,853
Estimated amortization expense for intangible assets, 2017	22,583
Estimated amortization expense for intangible assets, 2018	14,115
Estimated amortization expense for intangible assets, 2019	8,457
Intangible assets not subject to amortization other than goodwill	18,067
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 54,686	¥ 37,419
Computer software, intangible asset | Weighted Average
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, useful life	4 years	4 years
Intangible Assets | Weighted Average
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, useful life	5 years	4 years